Restatement of Financial Statements (Tables)	9 Months Ended
Sep. 30, 2013
Condensed Consolidated Statements of Cash Flows [Member]
Restatement of Financial Statements (Tables) [Line Items]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	Nine Months Ended September 30, 2013
	As Previously
	Reported	Adjustment		As Restated
Condensed Consolidated Statements of Cash Flows Data:
Net loss	(17,926,026)	173,029	(4)	(17,752,997)
Loss (gain) on revaluation of derivative liabilities, net	27,896	(173,029)		(145,133)
Net cash used in operating activities	(4,928,406)	—		(4,928,406)

Condensed Consolidated Statements of Operations [Member]
Restatement of Financial Statements (Tables) [Line Items]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	Three Months Ended September 30, 2013
	As Previously
	Reported	Adjustment		As Restated
Condensed Consolidated Statements of Operations Data:
Revenue	$389,547	$—		$389,547
Gross profit	196,733	—		196,733
Operating loss	(3,228,005)	—		(3,228,005)
Gain on revaluation of derivative liabilities, net	450,584	173,029	(4)	623,613
Total other income and (expenses)	(7,752,826)	173,029		(7,579,797)
Net loss	(10,981,361)	173,029		(10,808,332)
Accretion on Series 1 preferred stock associated with beneficial conversion feature	(702,970)	(195,653	)(5)	(898,623)
Net loss attributable to common stockholders	(12,224,201)	(22,624	)(6)	(12,246,825)
Net loss per share - basic and diluted	(4.34)	(0.01)		(4.35)
	Nine Months Ended September 30, 2013
	As Previously
	Reported	Adjustment		As Restated
Condensed Consolidated Statements of Operations Data:
Revenue	$814,282	$—		$814,282
Gross profit	479,100	—		479,100
Operating loss	(7,788,330)	—		(7,788,330)
(Loss) gain on revaluation of derivative liabilities, net	(27,896)	173,029	(4)	145,133
Total other income and (expenses)	(10,134,505)	173,029		(9,961,476)
Net loss	(17,926,026)	173,029		(17,752,997)
Accretion on Series 1 preferred stock associated with beneficial conversion feature	(702,970)	(195,653	)(5)	(898,623)
Net loss attributable to common stockholders	(22,074,717)	(22,624	)(6)	(22,097,341)
Net loss per share - basic and diluted	(31.11)	13.09	(7)	(18.02)
Shares used to compute net loss per share - basic and diluted	709,639	516,931	(8)	1,226,570

Condensed Consolidated Balance Sheet [Member]
Restatement of Financial Statements (Tables) [Line Items]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	September 30, 2013
	As Previously
	Reported	Adjustment		As Restated
Condensed Consolidated Balance Sheet Data:
Derivative liabilities	$2,236,080	$7,789,052	(1)	$10,025,132
Total liabilities	5,801,680	7,789,052		13,590,732
Preferred Stock	17,100,978	(327,245	)(2)	16,773,733
Additional paid-in capital	66,395,192	(7,634,836	)(3)	58,760,356
Accumulated deficit	(82,497,923)	173,029	(4)	(82,324,894)
Total stockholders’ equity (deficit)	5,930,248	(7,789,052)		(1,858,804)